Mar. 01, 2019

Harbor Domestic Equity Funds

Supplement to Prospectus dated March 1, 2019

July 2, 2019

Effective July 1, 2019, Harbor Capital Advisors, Inc., the investment adviser to Harbor Mid Cap Growth Fund (the "Fund"), has contractually agreed to reduce the management fee to 0.72% through June 30, 2020. Only the Fund's Board of Trustees may modify or terminate this agreement.

As a result, the sections entitled "Annual Fund Operating Expenses" and "Expense Example" under "Fees and Expenses of the Fund" in the Prospectus are deleted and replaced with the following:

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table does not reflect brokerage commissions you may pay when buying or selling shares of the Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Retirement Class	Institutional Class	Administrative Class	Investor Class
Management Fees[1]	0.75%	0.75%	0.75%	0.75%
Distribution and Service (12b-1) Fees	None	None	0.25%	0.25%
Other Expenses[2]	0.06%	0.14%	0.14%	0.26%
Total Annual Fund Operating Expenses	0.81%	0.89%	1.14%	1.26%
Fee Waiver[1]	(0.03)%	(0.03)%	(0.03)%	(0.03)%
Total Annual Fund Operating Expenses After FeeWaiver[1]	0.78%	0.86%	1.11%	1.23%

[1] The Adviser has contractually agreed to reduce the management fee to 0.72% through June 30, 2020. Only the Fund's Board of Trustees may modify or terminate this agreement.

[2] Restated to reflect current fees.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example does not reflect brokerage commissions you may pay when buying or selling shares of the Fund. Although your actual costs may be higher or lower, under these assumptions, your costs would be:

	One Year	Three Years	Five Years	Ten Years
Retirement	$80	$256	$447	$999
Institutional	$88	$281	$490	$1,093
Administrative	$113	$359	$625	$1,383
Investor	$125	$397	$689	$1,520